Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury Stock, Common [Member] CNY (¥)	Treasury Stock, Common [Member] USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2020	¥ 17,622,984		¥ 8,089		¥ 4,089,763				¥ 62,295		¥ 13,336,016		¥ 126,821
Beginning balance, Shares at Dec. 31, 2020 | shares			479,219,628	479,219,628
Net income	2,143,152										2,248,785		(105,633)
Other comprehensive income (loss)	(106,893)								(112,200)				5,307
Dividends declared	(673,375)										(673,375)
Exercise and vesting of share-based awards	36,579		¥ 32		36,547
Exercise and vesting of share-based awards, Shares | shares			1,890,028	1,890,028
Share-based compensation	206,060				206,060
Issuance of ordinary shares, net of issuance costs	3,554,259		¥ 402		3,553,857
Issuance of ordinary shares, net of issuance costs, Shares | shares			24,738,400	24,738,400
Repurchase of ordinary shares, Shares | shares			(664,268)	(664,268)
Repurchase of ordinary shares	(31,204)						¥ (31,204)
Accretion of redeemable noncontrolling interests	(411,792)										(100,219)		(311,573)
Ending balance, Amount at Dec. 31, 2021	22,339,770		¥ 8,523		7,886,227		(31,204)		(49,905)		14,811,207		(285,078)
Ending balance, Shares at Dec. 31, 2021 | shares			505,183,788	505,183,788
Net income	1,824,626										1,855,174		(30,548)
Other comprehensive income (loss)	418,931								419,548				(617)
Dividends declared	(421,680)										(421,680)
Exercise and vesting of share-based awards	744		¥ 27		717
Exercise and vesting of share-based awards, Shares | shares			1,639,720	1,639,720
Share-based compensation	168,890				168,890
Adjustment of issuance costs	8,449				8,449
Repurchase of ordinary shares, Shares | shares			(14,081,040)	(14,081,040)
Repurchase of ordinary shares	(719,133)						(719,133)
Accretion of redeemable noncontrolling interests	(137,610)										(47,998)		(89,612)
Ending balance, Amount at Dec. 31, 2022	¥ 23,482,987		¥ 8,550		8,064,283		(750,337)		369,643		16,196,703		(405,855)
Ending balance, Shares at Dec. 31, 2022 | shares	492,742,468	492,742,468	492,742,468	492,742,468
Net income	¥ 1,925,409	$ 271,188									1,935,310		(9,901)
Other comprehensive income (loss)	72,936	10,273							72,991				(55)
Dividends declared	(1,475,322)										(1,475,322)
Exercise and vesting of share-based awards	296		¥ 49		247
Exercise and vesting of share-based awards, Shares | shares			2,817,856	2,817,856
Share-based compensation	195,092				195,092
Repurchase of ordinary shares, Shares | shares			(12,162,224)	(12,162,224)
Repurchase of ordinary shares	(633,799)				(48,039)		(585,760)
Accretion of redeemable noncontrolling interests	(153,294)	(21,591)									(55,223)		(98,071)
Ending balance, Amount at Dec. 31, 2023	¥ 23,414,305	$ 3,297,836	¥ 8,599	$ 1,211	¥ 8,211,583	$ 1,156,577	¥ (1,336,097)	$ (188,185)	¥ 442,634	$ 62,344	¥ 16,601,468	$ 2,338,268	¥ (513,882)	$ (72,379)
Ending balance, Shares at Dec. 31, 2023 | shares	483,398,100	483,398,100	483,398,100	483,398,100